THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas All Cap Growth Fund (the “Fund”)

Supplement dated December 5, 2025 to the

Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2025.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective as of December 5, 2025 (the “Effective Date”), Kyle M. Nitiss will be added as a portfolio manager of the Fund. Accordingly, effective as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following disclosure is hereby added:

Kyle M. Nitiss, CFA, Portfolio Manager and Quantitative Research Analyst, has managed the Fund since 2025.

2.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Kyle M. Nitiss, CFA, Portfolio Manager and Quantitative Research Analyst, is a co-manager of the CIBC Atlas All Cap Growth Fund. Mr. Nitiss has been associated with the Adviser and/or its affiliates since 2017 and joined the Predecessor Adviser in 2016. Prior to 2016, Mr. Nitiss served in various quantitative research and analyst roles at Attadale Partners, Research Pros, and Dickinson & Associates. Mr. Nitiss has been in the financial services industry for more than nine years.

Please retain this supplement for future reference.

ATF-SK-015-0100

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas All Cap Growth Fund (the “Fund”)

Supplement dated December 5, 2025

to the Fund’s Statement of Additional Information (the “SAI”),

dated March 1, 2025.

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective as of December 5, 2025 (the “Effective Date”), Kyle M. Nitiss will be added as a portfolio manager of the Fund. Accordingly, effective as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Kyle M. Nitiss, CFA[2]	None

2	Valuation date is November 17, 2025.

2.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kyle M. Nitiss, CFA[1]	1	$355	3,704	$5,422	0	$0

1	As of October 31, 2025.

Please retain this supplement for future reference.

ATF-SK-016-0100